UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

ITEM 1. SHAREHOLDERS REPORT.

John Hancock

Greater China Opportunities Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for international equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum, but finished the period with modest losses. Aggressive economic stimulus measures from central banks in the eurozone and Japan provided a key source of support.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Greater China Opportunities Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
18	Financial highlights
23	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

The MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market-capitalization-weighted index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index captures the equity market performance of large and mid-cap China securities and non-domestic China securities listed in Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Stocks fell amid volatile trading

China region stocks were buffeted as China's economic growth continued to slow more than expected, despite the government's stimulus measures and the central bank's accommodative monetary policies.

The fund trailed its benchmark but outperformed its peer group

The fund posted a negative return and trailed its benchmark, the MSCI Golden Dragon Index, but produced a better result than the average return of its peer group.

Positions in the financials sector detracted, information technology contributed

Overall, the fund's positions in the financials sector weighed on performance relative to the benchmark, while most positions in information technology contributed to relative results.

SECTOR COMPOSITION AS OF 4/30/16 (%)

A note about risks

Foreign investing has additional risks, such as currency and market volatility and political and social instability. Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization, or expropriation of assets. The fund may invest in IPOs, which are frequently volatile. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The fund is non-diversified and may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Kai-Kong Chay, CFA, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Kai-Kong Chay, CFA
Portfolio Manager
John Hancock Asset Management

The fund posted a negative return and underperformed its benchmark, the MSCI Golden Dragon Index. How would you describe the market environment that led to this result?

Investors in Greater China region stocks continued to confront the reality of a slowdown in economic growth in China, the world's second-largest economy. In March 2016, China's main legislative body set out a 2016 economic growth target of 6.5% to 7.0%, and first-quarter growth was reported by the government at an annual rate of 6.7%. Even if GDP expansion achieves the target range for the full year, it would represent a further slowing from the double-digit percentage increases that China posted during the mid-2000s. While such a rate would be considered strong relative to the current slow growth environment in most of the world's developed markets, economic data released in China during the period was generally greeted with disappointment.

Concern over China's growth escalated in January 2016 amid a period of heightened anxiety among investors globally, and China region stocks fell sharply. The outlook brightened in mid-February after China's government and the People's Bank of China implemented additional measures to stimulate the nation's economy and stabilize its financial markets and currency. While these actions raised questions from many observers about the government's commitment to reduce growing debt levels in China's economy, they appeared to have a positive overall impact on equities, and China region stocks rallied in late February through mid-April.

What about Taiwan and Hong Kong, where the fund is also invested?

The indications that China's economic growth was slowing faster than expected unsettled markets across the globe, including in Taiwan and Hong Kong, and it also weighed on the economies of other Asian countries that trade with China.

How did the fund perform at the sector and country levels?

Any significant overweights or underweights in certain sectors are typically byproducts of our stock selection at the individual security level. However, there were some sectors in which our allocation and/or stock picking significantly detracted from or contributed to performance relative to the

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       4

"Concern over China's growth escalated in January 2016 amid a period of heightened anxiety among investors globally, and China region stocks fell sharply."
fund's benchmark. Overall, the fund's positions in the financials sector weighed on relative results, while most positions in information technology contributed. While the fund's geographic weightings were also generally byproducts of our bottom-up stock picking, our security selection had an overall positive impact in Taiwan and a negative impact in Hong Kong and China.

Which individual holdings had the biggest negative impact on relative results?

The biggest detractor was a position in China Taiping Insurance Holdings Company, Ltd., a China-based underwriter of life insurance and property and casualty insurance. Shares of China Taiping and many other Chinese insurance and financial services companies fell sharply as an environment of slowing growth, low interest rates, and broad concern about debt levels generally weighed on these stocks. We sold the fund's position in China Taiping Insurance during the period.

A position in CAR, Inc., a China-based provider of rental vehicles and chauffeur services, also weighed on overall results. CAR's shares fell sharply as the company was challenged by growing competition from emerging alternatives to traditional vehicle rentals, including shared car services and electronic ride-hailing services.

Other positions that significantly weighed on the fund's relative performance were Wisdom Sports Holdings Group (China), a sports competition organizer and producer of television programs; China Everbright International, Ltd. (Hong Kong), a waste treatment developer; and Modern Dental Group, Ltd. (Hong Kong), a maker of dental prosthetics.

Which holdings stood out as strong performers?

The biggest relative contribution came from a position in Walsin Technology Corp. (Taiwan), a

COUNTRY COMPOSITION AS OF 4/30/16 (%)

China	41.6
Hong Kong	32.3
Taiwan	25.2
Other assets and liabilities, net	0.9
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       5

"... economic shocks, either internal to China or external, could cause further periods of market volatility."
component maker for mobile telephones sold in the Chinese domestic market. Shares of Walsin Technology rose sharply amid growing adoption of mobile technology in China.

Other strong relative contributors included positions in Hota Industrial Manufacturing Company, Ltd. and Iron Force Industrial Company, Ltd., a pair of Taiwan-based automotive technology companies. Hota specializes in precision gears and drivetrain components for automobiles and other vehicles, while Iron Force focuses on air bag inflators, seat belt assemblies, and other automotive components. Shares of both companies benefited from growing global adoption of high-technology components in automobiles.

Additional notable relative contributors during the period included positions in TTY Biopharm Company, Ltd. (Taiwan), a pharmaceutical company, and Tencent Holdings, Ltd. (China), a mobile communications services provider.

How was the fund positioned at the end of the period?

The fund was overweight in China relative to the benchmark, in part as a result of our expectation that the country's equity market will continue to be supported by the Chinese government's accommodative monetary policies and economic stimulus. Our generally positive view on Chinese equities reflects our assessment that recent declines in China's equity market reduced valuations of selected stocks to attractive levels, particularly among makers of industrial machinery and among other cyclical stocks that tend to be highly sensitive to shifts in economic momentum. However, we

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Tencent Holdings, Ltd.	9.3
Taiwan Semiconductor Manufacturing Company, Ltd.	5.9
China Mobile, Ltd.	5.3
AIA Group, Ltd.	5.1
China Construction Bank Corp., H Shares	4.1
Hong Kong Exchanges and Clearing, Ltd.	2.8
Industrial & Commercial Bank of China, Ltd., H Shares	2.7
CK Hutchison Holdings, Ltd.	2.5
Ping An Insurance Group Company of China, Ltd., H Shares	2.4
Cheung Kong Infrastructure Holdings, Ltd.	2.0
TOTAL	42.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       6

are mindful that China faces many risks, including executing on its current monetary and fiscal plans. Our longer-term concerns focus on the strength of commitments to reform and whether governments are willing to carry out the policies that are required for continued growth. In addition, economic shocks, either internal to China or external, could cause further periods of market volatility.

From a sector perspective, the fund's most significant underweight at the end of the period was in financials as a result of our concerns about debt levels and non-performing loans in China. The fund's most significant overweight was in consumer discretionary, where we see attractive opportunities within the travel and leisure industry.

We continue to look for equity opportunities in industries within China that we believe have strong economic prospects as a result of structural shifts in China's economy and government initiatives to encourage development and domestic consumption. These industries include e-commerce, environmental protection, pharmaceuticals, and property development.

MANAGED BY

Kai-Kong Chay, CFA On the fund since 2011 Investing since 1997
Ronald Chan, CFA On the fund since 2011 Investing since 1995

The views expressed in this report are exclusively those of Kai-Kong Chay, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

Average annual total returns (%) with maximum sales charge						Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	Since inception[1]	6-month	5-year	10-year	Since inception[1]
Class A	-28.51	-1.87	4.62	—	-10.94	-9.01	57.12	—
Class B	-28.72	-2.00	4.34	—	-10.93	-9.59	53.00	—
Class C	-25.95	-1.65	4.35	—	-7.42	-8.00	53.15	—
Class I2	-24.41	-0.47	5.41	—	-6.07	-2.34	69.34	—
Class NAV[2]	-24.40	-0.37	—	2.97	-6.06	-1.84	—	31.46
Index†	-23.46	0.44	5.30	3.84	-6.01	2.21	67.57	42.16

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Gross (%)	1.76	2.46	2.46	1.45	1.34
Net (%)	1.72	2.42	2.42	1.34	1.30

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Golden Dragon Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Greater China Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Golden Dragon Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-06	15,300	15,300	16,757
Class C3	4-30-06	15,315	15,315	16,757
Class I2	4-30-06	16,934	16,934	16,757
Class NAV[2]	12-28-06	13,146	13,146	14,216

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index captures the equity market performance of large and mid-cap China securities and non-domestic China securities listed in Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-28-06.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$937.40	$8.29	1.72%
Class B	1,000.00	933.90	11.64	2.42%
Class C	1,000.00	934.40	11.64	2.42%
Class I	1,000.00	939.30	6.46	1.34%
Class NAV	1,000.00	939.40	6.22	1.29%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.30	$8.62	1.72%
Class B	1,000.00	1,012.80	12.11	2.42%
Class C	1,000.00	1,012.80	12.11	2.42%
Class I	1,000.00	1,018.20	6.72	1.34%
Class NAV	1,000.00	1,018.40	6.47	1.29%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       11

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 99.1%		$47,669,473
(Cost $41,722,719)
China 41.6%		19,999,670
AAC Technologies Holdings, Inc.	43,500	301,930
Alibaba Group Holding, Ltd., ADR (I)	4,919	378,468
BeiGene, Ltd., ADR (I)	5,295	146,989
Beijing Capital International Airport Company, Ltd., H Shares	596,000	639,450
Bloomage BioTechnology Corp., Ltd.	242,500	475,594
BYD Company, Ltd., H Shares (I)	104,500	611,126
CAR, Inc. (I)	482,000	547,200
China Animal Healthcare, Ltd. (I)	1,590,000	106,589
China Communications Construction Company, Ltd., H Shares	619,000	743,008
China Construction Bank Corp., H Shares	3,127,000	1,986,042
China Merchants Bank Company, Ltd., H Shares	278,000	608,994
China Petroleum & Chemical Corp., H Shares	1,146,000	807,569
China Shenhua Energy Company, Ltd., H Shares	378,000	636,491
Ctrip.com International, Ltd., ADR (I)	11,356	495,235
Industrial & Commercial Bank of China, Ltd., H Shares	2,457,500	1,315,748
Kingsoft Corp., Ltd.	198,000	454,607
Minth Group, Ltd.	154,000	402,760
Ping An Insurance Group Company of China, Ltd., H Shares	251,000	1,177,964
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	944,000	387,552
Sinosoft Technology Group, Ltd.	1,234,000	670,570
Sunac China Holdings, Ltd.	1,101,000	703,912
Tencent Holdings, Ltd.	218,800	4,452,212
Uni-President China Holdings, Ltd.	326,000	303,594
Wisdom Sports Group	1,233,000	481,164
Xinyi Solar Holdings, Ltd.	1,216,000	479,288
Zhuzhou CSR Times Electric Company, Ltd., H Shares	120,500	685,614
Hong Kong 32.3%		15,541,046
AIA Group, Ltd.	412,400	2,468,052
BOC Hong Kong Holdings, Ltd.	205,500	613,808
Cheung Kong Infrastructure Holdings, Ltd.	103,000	972,054
Cheung Kong Property Holdings, Ltd.	130,080	888,380
China Everbright International, Ltd.	548,000	613,502
China Mobile, Ltd.	224,000	2,571,693
China Resources Gas Group, Ltd.	148,000	418,816

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       12

	Shares	Value
Hong Kong (continued)
China Resources Land, Ltd.	344,666	$846,737
CK Hutchison Holdings, Ltd.	102,080	1,221,247
Galaxy Entertainment Group, Ltd.	204,000	685,693
Hong Kong Exchanges and Clearing, Ltd.	54,000	1,361,192
Kunlun Energy Company, Ltd.	900,000	781,289
Link REIT	58,000	351,879
Modern Dental Group, Ltd. (I)	800,000	305,604
Sino Biopharmaceutical, Ltd.	452,000	320,289
Swire Properties, Ltd.	157,000	407,660
Vinda International Holdings, Ltd.	389,000	713,151
Taiwan 25.2%		12,128,757
Advanced Semiconductor Engineering, Inc.	420,000	404,139
Advantech Company, Ltd.	74,000	521,534
Chilisin Electronics Corp.	242,000	398,464
China Life Insurance Company, Ltd.	550,800	413,958
CTBC Financial Holding Company, Ltd.	1,020,912	517,373
Da Lue International Holding Company, Ltd. (I)	98,000	373,542
Formosa Chemicals & Fibre Corp.	297,000	756,812
Hon Hai Precision Industry Company, Ltd.	217,508	518,118
Hota Industrial Manufacturing Company, Ltd.	71,000	339,704
Iron Force Industrial Company, Ltd.	110,000	655,803
Kingpak Technology, Inc. (I)	25,000	242,553
Largan Precision Company, Ltd.	8,000	558,433
Realtek Semiconductor Corp.	159,000	444,024
Taiwan Cement Corp.	586,000	596,078
Taiwan Paiho, Ltd.	211,000	633,573
Taiwan Semiconductor Manufacturing Company, Ltd.	616,089	2,830,541
TCI Company, Ltd.	140,000	611,169
TTY Biopharm Company, Ltd.	168,000	547,279
Vivotek, Inc.	155,000	363,579
Walsin Technology Corp.	491,000	402,081
Total investments (Cost $41,722,719)† 99.1%		$47,669,473
Other assets and liabilities, net 0.9%		$436,977
Total net assets 100.0%		$48,106,450

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $41,810,658. Net unrealized appreciation aggregated to $5,858,815, of which $9,460,537 related to appreciated investment securities and $3,601,722 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $41,722,719)	47,669,473
Cash	248,333
Foreign currency, at value (Cost $94,089)	94,131
Receivable for investments sold	196,092
Receivable for fund shares sold	43,800
Dividends and interest receivable	12,223
Receivable due from advisor	15,183
Other receivables and prepaid expenses	46,108
Total assets	48,325,343
Liabilities
Payable for investments purchased	100,034
Payable for fund shares repurchased	54,325
Payable to affiliates
Accounting and legal services fees	632
Transfer agent fees	4,025
Distribution and service fees	13,121
Trustees' fees	143
Other liabilities and accrued expenses	46,613
Total liabilities	218,893
Net assets	$48,106,450
Net assets consist of
Paid-in capital	$44,723,360
Accumulated distributions in excess of net investment income	(423,008)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,140,670)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,946,768
Net assets	$48,106,450

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       14

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($28,967,645 ÷ 1,720,141 shares)[1]	$16.84
Class B ($1,124,169 ÷ 69,377 shares)[1]	$16.20
Class C ($5,701,660 ÷ 351,798 shares)[1]	$16.21
Class I ($1,398,350 ÷ 83,358 shares)	$16.78
Class NAV ($10,914,626 ÷ 641,400 shares)	$17.02
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$17.73

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       15

STATEMENT OF OPERATIONS   For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$31,899
Total investment income	31,899
Expenses
Investment management fees	251,461
Distribution and service fees	82,779
Accounting and legal services fees	4,702
Transfer agent fees	24,650
Trustees' fees	516
State registration fees	29,843
Printing and postage	13,066
Professional fees	21,143
Custodian fees	25,711
Registration and filing fees	12,687
Other	5,525
Total expenses	472,083
Less expense reductions	(40,242)
Net expenses	431,841
Net investment loss	(399,942)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(2,074,851)
(2,074,851)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(1,199,686)
(1,199,686)
Net realized and unrealized loss	(3,274,537)
Decrease in net assets from operations	($3,674,479)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	($399,942)	$315,684
Net realized gain (loss)	(2,074,851)	4,086,397
Change in net unrealized appreciation (depreciation)	(1,199,686)	(6,778,306)
Decrease in net assets resulting from operations	(3,674,479)	(2,376,225)
Distributions to shareholders
From net investment income
Class A	(158,526)	(549,375)
Class B	—	(13,558)
Class C	—	(27,471)
Class I	(18,307)	(55,637)
Class NAV	(105,179)	(190,974)
From net realized gain
Class A	(2,347,386)	(3,934,001)
Class B	(120,411)	(339,402)
Class C	(507,485)	(777,489)
Class I	(147,172)	(306,074)
Class NAV	(808,551)	(1,012,052)
Total distributions	(4,213,017)	(7,206,033)
From fund share transactions	(885,023)	(10,458,337)
Total decrease	(8,772,519)	(20,040,595)
Net assets
Beginning of period	56,878,969	76,919,564
End of period	$48,106,450	$56,878,969
Undistributed (accumulated distributions in excess of) net investment income	($423,008)	$258,946

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       17

Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$19.46		$22.73	$21.70	$17.99	$16.90	$20.24
Net investment income (loss)[2]	(0.14)		0.09	0.24	0.12	0.06	0.14
Net realized and unrealized gain (loss) on investments	(1.02)		(1.18)	1.13	3.65	1.18	(3.41)
Total from investment operations	(1.16)		(1.09)	1.37	3.77	1.24	(3.27)
Less distributions
From net investment income	(0.09)		(0.27)	(0.16)	(0.06)	(0.15)	(0.07)
From net realized gain	(1.37)		(1.91)	(0.18)	—	—	—
Total distributions	(1.46)		(2.18)	(0.34)	(0.06)	(0.15)	(0.07)
Net asset value, end of period	$16.84		$19.46	$22.73	$21.70	$17.99	$16.90
Total return (%)[3,4]	(6.26	) [5]	(4.82)	6.39	21.01	7.51	(16.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$29		$34	$47	$46	$44	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	[6]	1.75	1.71	1.74	1.80	1.67
Expenses including reductions	1.72	[6]	1.71	1.71	1.74	1.80	1.67
Net investment income (loss)	(1.59	) [6]	0.44	1.10	0.60	0.37	0.67
Portfolio turnover (%)	27		82	123	93	132	145

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       18

Class B Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.75		$21.93	$20.97	$17.49	$16.42	$19.76
Net investment income (loss)[2]	(0.19)		(0.12)	0.01	(0.08)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.99)		(1.07)	1.13	3.56	1.18	(3.32)
Total from investment operations	(1.18)		(1.19)	1.14	3.48	1.10	(3.34)
Less distributions
From net investment income	—		(0.08)	—	—	(0.03)	—
From net realized gain	(1.37)		(1.91)	(0.18)	—	—	—
Total distributions	(1.37)		(1.99)	(0.18)	—	(0.03)	—
Net asset value, end of period	$16.20		$18.75	$21.93	$20.97	$17.49	$16.42
Total return (%)[3,4]	(6.61	) [5]	(5.51)	5.44	19.90	6.70	(16.90)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$2	$5	$8	$9	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	2.56	[6]	2.62	2.67	2.67	2.61	2.46
Expenses including reductions	2.42	[6]	2.47	2.59	2.67	2.61	2.46
Net investment income (loss)	(2.29	) [6]	(0.58)	0.06	(0.39)	(0.45)	(0.11)
Portfolio turnover (%)	27		82	123	93	132	145

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       19

Class C Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.75		$21.92	$20.96	$17.48	$16.41	$19.75
Net investment income (loss)[2]	(0.19)		(0.06)	0.05	(0.05)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.98)		(1.13)	1.09	3.53	1.17	(3.32)
Total from investment operations	(1.17)		(1.19)	1.14	3.48	1.10	(3.34)
Less distributions
From net investment income	—		(0.07)	—	—	(0.03)	—
From net realized gain	(1.37)		(1.91)	(0.18)	—	—	—
Total distributions	(1.37)		(1.98)	(0.18)	—	(0.03)	—
Net asset value, end of period	$16.21		$18.75	$21.92	$20.96	$17.48	$16.41
Total return (%)[3,4]	(6.56	) [5]	(5.51)	5.45	19.91	6.71	(16.91)
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$7	$9	$11	$10	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	2.57	[5]	2.51	2.58	2.62	2.61	2.45
Expenses including reductions	2.42	[6]	2.47	2.57	2.62	2.61	2.45
Net investment income (loss)	(2.29	) [6]	(0.30)	0.24	(0.27)	(0.43)	(0.12)
Portfolio turnover (%)	27		82	123	93	132	145

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       20

Class I Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$19.44		$22.72	$21.71	$17.96	$16.82	$20.14
Net investment income (loss)[2]	(0.10)		0.23	0.45	0.17	0.12	0.18
Net realized and unrealized gain (loss) on investments	(1.02)		(1.25)	1.01	3.69	1.20	(3.41)
Total from investment operations	(1.12)		(1.02)	1.46	3.86	1.32	(3.23)
Less distributions
From net investment income	(0.17)		(0.35)	(0.27)	(0.11)	(0.18)	(0.09)
From net realized gain	(1.37)		(1.91)	(0.18)	—	—	—
Total distributions	(1.54)		(2.26)	(0.45)	(0.11)	(0.18)	(0.09)
Net asset value, end of period	$16.78		$19.44	$22.72	$21.71	$17.96	$16.82
Total return (%)[3]	(6.07	) [4]	(4.43)	6.79	21.57	8.01	(16.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$2	$4	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54	[5]	1.57	2.14	2.79	2.74	2.02
Expenses including reductions	1.34	[5]	1.34	1.34	1.31	1.39	1.53
Net investment income (loss)	(1.14	) [5]	1.06	2.02	0.85	0.73	0.87
Portfolio turnover (%)	27		82	123	93	132	145

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       21

Class NAV Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$19.70		$22.98	$21.95	$18.18	$17.07	$20.42
Net investment income (loss)[2]	(0.10)		0.20	0.62	0.23	0.15	0.26
Net realized and unrealized gain (loss) on investments	(1.03)		(1.21)	0.87	3.67	1.21	(3.47)
Total from investment operations	(1.13)		(1.01)	1.49	3.90	1.36	(3.21)
Less distributions
From net investment income	(0.18)		(0.36)	(0.28)	(0.13)	(0.25)	(0.14)
From net realized gain	(1.37)		(1.91)	(0.18)	—	—	—
Total distributions	(1.55)		(2.27)	(0.46)	(0.13)	(0.25)	(0.14)
Net asset value, end of period	$17.02		$19.70	$22.98	$21.95	$18.18	$17.07
Total return (%)[3]	(6.06	) [4]	(4.36)	6.88	21.53	8.20	(15.82)
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$12	$12	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	[5]	1.32	1.25	1.28	1.24	1.14
Expenses including reductions	1.29	[5]	1.27	1.24	1.27	1.24	1.14
Net investment income (loss)	(1.17	) [5]	0.95	2.80	1.12	0.87	1.30
Portfolio turnover (%)	27		82	123	93	132	145

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       22

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Greater China Opportunities Fund (the fund) is a series of John Hancock Investment Trust III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       23

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
China	$19,999,670	$1,020,692	$18,872,389	$106,589
Hong Kong	15,541,046	—	15,541,046	—
Taiwan	12,128,757	—	12,128,757	—
Total investments in securities	$47,669,473	$1,020,692	$46,542,192	$106,589

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       24

fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016 were as $704. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       25

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1 billion of the fund's average daily net assets; (b) 0.95% of the next $1 billion of the fund's average daily net assets and (c) 0.90% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I shares to limit expenses for the class, to the extent that expense exceed 1.34% of average annual assets of the class. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and short dividend expense. The current limitation expires on February 28, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund's expenses exceed 0.30% of average annual net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and services fees, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current limitation will continue in effect until February 28, 2017, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2016, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$23,746	Class I	$1,935
Class B	1,039	Class NAV	8,716
Class C	4,806	Total	$40,242

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.84% of the fund's average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       26

was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016, amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,884 for the six months ended April 30, 2016. Of this amount, $1,850 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $8,458 was paid as sales commissions to broker-dealers and $1,576 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, CDSCs received by the Distributor amounted to $664 and $191 for Class B and Class C shares, respectively. During the six months ended there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$44,943	$18,825
Class B	7,017	879
Class C	30,819	3,871
Class I	—	1,075
Total	$82,779	$24,650

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       27

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	68,350	$1,183,122	418,233	$9,451,209
Distributions reinvested	135,553	2,381,673	218,197	4,259,199
Repurchased	(233,549)	(3,977,971)	(966,928)	(21,197,536)
Net decrease	(29,646)	($413,176)	(330,498)	($7,487,128)
Class B shares
Sold	510	$8,531	2,686	$58,994
Distributions reinvested	6,881	116,626	17,493	330,973
Repurchased	(35,341)	(581,489)	(136,695)	(2,856,199)
Net decrease	(27,950)	($456,332)	(116,516)	($2,466,232)
Class C shares
Sold	10,701	$176,912	61,059	$1,311,463
Distributions reinvested	23,947	406,141	35,331	668,812
Repurchased	(59,637)	(961,876)	(137,494)	(2,883,469)
Net decrease	(24,989)	($378,823)	(41,104)	($903,194)
Class I shares
Sold	666,857	$12,654,589	169,432	$3,616,601
Distributions reinvested	8,026	140,370	11,786	229,129
Repurchased	(710,341)	(13,345,381)	(222,734)	(4,650,539)
Net decrease	(35,458)	($550,422)	(41,516)	($804,809)
Class NAV shares
Distributions reinvested	51,536	913,730	61,129	1,203,026
Net increase	51,536	$913,730	61,129	$1,203,026
Total net decrease	(66,507)	($885,023)	(468,505)	($10,458,337)

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $13,757,695 and $19,529,329, respectively, for the six months ended April 30, 2016.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       28

Note 8 — Greater China risk

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization, or expropriation of assets. Although they are larger and/or more established than many emerging markets, the markets of Greater China function in many ways as emerging markets, and carry the high levels of risks associated with emerging markets. In addition, there are risks particular to the region. For example, investments in Taiwan could be adversely affected by its political relationship with China. A small number of companies and industries represent a relatively large portion of the Greater China market as a whole. All of these factors mean that the fund is more likely to experience higher volatility and lower liquidity than a portfolio that invests mainly in U.S. stocks.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2016, within the John Hancock group of funds complex, John Hancock Funds II Lifestyle Aggressive Portfolio had an affiliated ownership of 5% or more at 22.7% of the fund's net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       29

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF292062	08SA 4/16 6/16

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 17, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 17, 2016